Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

April 13, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Vincent Di Stefano

Re:	ClearBridge Energy MLP Total Return Fund Inc.

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Total Return Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Notification of Registration on Form N-8A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended.

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), we respectfully request on behalf of the Fund that the Division of Investment Management (the “Division”) consider this filing appropriate for limited review because, as detailed below, the disclosure in the Registration Statement is substantially similar to disclosure in the registration statement filed June 24, 2010 for ClearBridge Energy MLP Fund Inc. (“CEM”) (File Nos. 333- 166021 and 811-22405) (the “CEM Registration Statement”) and in the registration statement filed June 9, 2011 for ClearBridge Energy MLP Opportunity Fund Inc. (“EMO”) (File Nos. 333-173338 and 811-22546) (the “EMO Registration Statement, and together with the CEM Registration

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Statement, the “ClearBridge Registration Statements”) which the Division has reviewed. The Fund’s investment objective is to provide a high level of total return, consisting of cash distributions and capital appreciation. The Fund seeks to achieve its objective by investing primarily in energy-related master limited partnerships. The Fund’s investment strategies are substantially identical to those of CEM and EMO. The Fund’s investment manager, Legg Mason Partners Fund Advisor, LLC, and the Fund’s subadviser, ClearBridge Advisors, LLC, also serve as CEM’s and EMO’s investment manager and subadviser, respectfully. The following is provided to assist the Division in its review of the Registration Statement.

I.	Material Changes from Recent Filings

A material change from the ClearBridge Registration Statements relates to the fact that the Fund has a modified investment objective. Whereas CEM’s and EMO’s investment objective is to provide long-term investors a high level of total return with an emphasis on cash distributions, the Fund’s investment objective is to provide a high level of total return, consisting of cash distributions and capital appreciation.

An additional material change from the ClearBridge Registration Statements relates to the Fund’s use of derivates. The Fund has revised its disclosure in the Registration Statement to state, “The Fund may invest in derivative instruments, such as interest rate swaps, options contracts, futures contracts, forward contracts, options on futures contracts and indexed securities for investment, hedging and risk management purposes; provided that the Fund’s exposure to derivative instruments, as measured by the total notional amount of all such instruments, will not exceed 33 1/3% of its Managed Assets.”

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An additional material change from the EMO Registration Statement relates to the fact that EMO has a more focused investment strategy and has the following disclosure in certain sections:

“Currently and as the Fund makes its initial investments, the Fund intends to focus its investments in MLPs with operations in crude oil, natural gas liquids and refined products infrastructure. This reflects the subadviser’s current belief that the combination of structurally higher global oil prices and the increased supply of domestic oil and natural gas liquids — due primarily to recent shale gas discoveries — makes MLPs focused on these liquid products well positioned for long-term growth. While the subadviser currently anticipates that liquid product-related infrastructure MLPs will be the Fund’s primary focus, the dynamic nature of the energy markets may create new and potentially more attractive opportunities over time. Should macro energy, political, regulatory or tax considerations evolve, and other types of MLPs become more attractive, the subadviser may look to invest in these new opportunities. In addition, changes in energy markets or related adverse political, regulatory or tax developments could cause these beliefs and expectations to not be realized.”

The following sections of the Registration Statement are substantially similar to their counterparts in the ClearBridge Registration Statements:

“Prospectus Summary”;

“The Use of Proceeds”;

“The Fund’s Investments”;

“Use of Leverage”;

“Risks”;

“Management of the Fund”;

“Net Asset Value”;

“Distributions”;

“Dividend Reinvestment Plan”;

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“Description of Shares”

“Certain Provisions of the Articles of Incorporation and By-Laws”;

“Repurchase of Fund Shares”;

“Certain United States Federal Income Tax Considerations”;

“Fiscal Year and Tax Year”

“Custodian and Transfer Agent”;

“Investment Restrictions”;

“Investment Policies and Techniques”;

“Management of the Fund”;

“Investment Manager”;

“Portfolio Managers”;

“Portfolio Transactions and Brokerage”;

“Net Asset Value”;

“General Information”;

“Repurchase of Fund Shares; Conversion to an Open-End Fund”;

“Certain United States Federal Income Tax Considerations”;

“Control Persons and Principal Holders of Securities”

“Independent Registered Public Accounting Firm”

“Custodian”

“Additional Information”

“Appendix A: Description of S&P, Moody’s and Fitch Ratings”;

“Appendix B—Proxy Voting Policy of Legg Mason Partners Fund Advisor, LLC”.

and

“Appendix C—Proxy Voting Policies and Procedures of ClearBridge Advisors, LLC”.

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II.	Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III.	New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques other than the potential use of interest rate swaps noted above, products or methods of distribution with respect to the Fund’s offering.

IV.	Portions of Prior Filings, Similar to, or Precedent for, the Current Filing

The disclosure in the Registration Statement described above is also similar to the disclosure contained in registration statement filed by The Cushing MLP Total Return Fund (File Nos. 333-154880 and 811-22072), which has been declared effective.

The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan at (212) 455-3575 or Rafael Vasquez at (212) 455-3566.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Enclosures

cc:	William J. Renahan